Long Term Loan (Details Narrative) - Image P2P Trading Group Limited [Member]			9 Months Ended
	Oct. 30, 2015 USD ($)	Jan. 15, 2015 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2017 CNY (¥)	Oct. 30, 2015 CNY (¥)	Jan. 15, 2015 CNY (¥)
Repayment of debt | $			$ 720,773
RMB [Member]
Repayment of debt | ¥				¥ 5,000,000
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member]
Construction loan | $	$ 2,403,808
Loan interest rate	4.75%				4.75%
Loan maturity description	Variable maturity dates of up to 5 years
Loan Agreement [Member] | Industrial and Commercial Bank of China [Member] | RMB [Member]
Construction loan | ¥					¥ 15,000,000
Loan Agreement [Member] | Wan An County Xin Yuan Industrial Development Ltd Co [Member]
Construction loan | $		$ 801,269
Loan interest rate		4.983%				4.983%
Loan maturity date		May 04, 2017
Loan Agreement [Member] | Wan An County Xin Yuan Industrial Development Ltd Co [Member] | RMB [Member]
Construction loan | ¥						¥ 5,000,000